Convertible Senior Notes - Schedule of Amounts of Interest Cost Recognized (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Debt Disclosure [Abstract]
Contractual interest expense	¥ 461,967	$ 66,060	¥ 571,193	¥ 644,143
Amortization of the discount and issuance costs	235,584	33,688	278,243	292,238
Total	¥ 697,551	$ 99,748	¥ 849,436	¥ 936,381